ING Variable Portfolios, Inc.

ING Russell TM Global Large Cap Index 85% Portfolio

(“Portfolio”)

Supplement dated February 13, 2009

to the Portfolio’s Adviser Class shares (“ADV Class”) Prospectus,

Class I shares Prospectus and Class S shares Prospectus

(each a “Prospectus” and collectively the “Prospectuses”) each dated August 20, 2008

IMPORTANT NOTICE REGARDING A CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

On February 6, 2009, the Board of Directors of ING Variable Portfolios, Inc. approved a change to the name and principal investment strategies of the Portfolio.

Effective May 1, 2009, the Prospectuses are supplemented as follows:

1.               All references to “ING Russell TM Global Large Cap Index 85% Portfolio” are hereby deleted and replaced with “ING Russell TM Global Large Cap Index 75% Portfolio.”

2.               The first sentence of the section entitled “ING Russell TM Global Large Cap Index 85% Portfolio — Principal Investment Strategies” on page 2 of the Prospectuses is hereby amended to delete the sentence in its entirety and replace it with the following:

The Portfolio normally invests 75% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the Russell Global Large Cap® Index and 25% of its net assets (plus borrowings for investment purposes) in fixed-income securities included in the Barclays Capital U.S. Aggregate Bond Index (formerly, the Lehman Brothers U.S. Aggregate Bond Index®), exchange-traded funds (“ETFs”), or other investment companies that seek investment results that correspond to the price and yield performance of the Barclays Capital U.S. Aggregate Bond Index.

3.               The second sentence of the third paragraph of the section entitled “ING Russell TM Global Large Cap Index 85% Portfolio — Principal Investment Strategies” on page 2 of the Prospectuses is hereby amended to delete the sentence in its entirety and replace it with the following:

Although the Portfolio attempts to track, as closely as possible, the performance of the Indices (with respect to 75% of the Portfolio’s assets to the Russell Global Large Cap®  Index and 25% of the Portfolio’s assets to the Barclays Capital U.S. Aggregate Bond Index), the Portfolio does not always perform exactly like the Indices.

4.               The section entitled “ING Russell TM Global Large Cap Index 85% Portfolio — How the Portfolio has Performed” on page 3 of the Prospectuses is hereby amended to delete the section in its entirety and replace it with the following:

Since the Portfolio had not commenced operations as of December 31, 2007, there is no performance information included in this Prospectus.  However, performance of the Russell Global Large Cap Index®, the Barclays Capital U.S. Aggregate Bond Index, and a “Composite Index” consisting of 75% Russell Global Large Cap Index and 25%

Barclays Capital U.S. Aggregate Bond Index is included in this Prospectus in the section entitled “Performance of the Indices.”

5.               The first paragraph under the section entitled “Performance of the Indices” on page 14 of the Prospectuses is hereby amended to delete the section in its entirety and replace it with the following:

Although the Portfolio’s investment objective seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments, the performance information that follows for the Russell Global Large Cap Index®, the Barclays Capital U.S. Aggregate Bond Index, and the Composite Index consisting of 75% Russell Global Large Cap Index and 25% Barclays Capital U.S. Aggregate Bond Index (collectively, the “Indices”), is not the past performance of the Portfolio or any other investment.

6.               The section entitled “Performance of the Indices — Performance of the 85% Russell Global Large Cap Index® and 15% LBAB Index” on page 16 of the Prospectuses is hereby deleted in its entirety and replaced with the following:

PERFORMANCE OF THE 75% RUSSELL GLOBAL LARGE CAP INDEX® AND 25% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX COMPOSITE

The bar chart below shows the changes in the Composite Index’ performance from year to year and the table shows the average annual total returns for the Composite Index over the periods indicated as of December 31, 2007. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit.

Year-by-Year Total Returns

(For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2007)

	1 Year	3 Years	5 Years	10 Years
Composite Index	11.11%	12.42%	15.30%	8.00%

Prior performance is net of taxes and includes reinvested dividends and interest.  As stated above, Composite Index returns do not represent actual Portfolio performance. Composite Index’  performance returns do not reflect management fees, transactions costs or expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ING Variable Portfolios, Inc.

ING Russell TM Global Large Cap Index 85% Portfolio

(“Portfolio”)

Supplement dated February 13, 2009

to the Adviser Class shares (“ADV Class”), Class I shares,

and Class S shares Statement of Additional Information (“SAI”)

dated August 20, 2008

IMPORTANT NOTICE REGARDING A CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

On February 6, 2009, the Board of Directors of ING Variable Portfolios, Inc. approved a change to the name and principal investment strategies of the Portfolio.

Effective May 1, 2009, the Prospectuses are supplemented as follows:

1.               All references to “ING Russell TM Global Large Cap Index 85% Portfolio” are hereby deleted and replaced with “ING Russell TM Global Large Cap Index 75% Portfolio.”

2.               The last paragraph under the section entitled “Fundamental Investment Restrictions and Policies” on page 5 of the SAI is hereby amended to delete the section in its entirety and replace it with the following:

The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 75% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies included in the Russell Global Large Cap® Index and 25% of its assets, plus borrowings for investment purposes, in fixed-income securities included in the Barclays Capital U.S. Aggregate Bond Index (“BCAB Index”) (formerly, the Lehman Brothers U.S. Aggregate Bond Index)® and exchange-traded funds that seek investment results that correspond to the price and yield performance of the BCAB Index.  The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy.  If, subsequent to an investment, the 75% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.